Accrued liabilities and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accrued liabilities and other current liabilities.
Schedule of accrued liabilities and other current liabilities

		As of
		December 31, 2024	June 30, 2025
		RMB	RMB	US$
		(Audited)	(Unaudited)	(Unaudited)
Accrued payroll and welfare payables		36,860	31,391	4,382
Payable for business acquisition	(i)	16,338	15,338	2,141
Other taxes and surcharges		11,096	10,095	1,409
Service fees		4,514	5,499	768
Government grants subject to deferral or return		2,628	2,628	367
Others		2,934	3,498	488
Total accrued liabilities and other current liabilities		74,370	68,449	9,555
(i)	The balance represents the remaining unpaid cash consideration from the acquisition of Wuhan SendCloud.